UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___           Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to ______________.

Date of Report (Date of earliest event reported):                    ______________

Commission File Number of securitizer:                                    ______________

Central Index Key Number of securitizer:                                 ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X             Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001616466

WinWater Mortgage Loan Trust 2015-5
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable):     ____________

Ketan Parekh, (212) 974-4730
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.         Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.               Exhibits

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.        Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary
Schedule 2 – AMC Loan Level Data Compare
Schedule 3 – AMC QM Data Fields
Schedule 4 – AMC Grading Report
Schedule 5 – AMC Valuation Summary

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Clayton Loan Level Tape Compare Upload
Schedule 3 – Clayton Rating Agency ATR QM Data Fields
Schedule 4 – Clayton Valuations Summary
Schedule 5 – Clayton Conditions Report 2.0

99.3	Ernst & Young LLP Report on Independent Accountants on Applying Agreed-Upon Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 23, 2015

WINWATER RESIDENTIAL FUNDING LLC (Securitizer)

By: /s/ Amin Majidi
Name: Amin Majidi Title: Authorized Signatory

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary
Schedule 2 – AMC Loan Level Data Compare
Schedule 3 – AMC QM Data Fields
Schedule 4 – AMC Grading Report
Schedule 5 – AMC Valuation Summary

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Clayton Loan Level Tape Compare Upload
Schedule 3 – Clayton Rating Agency ATR QM Data Fields
Schedule 4 – Clayton Valuations Summary
Schedule 5 – Clayton Conditions Report 2.0

99.3	Ernst & Young LLP Report on Independent Accountants on Applying Agreed-Upon Procedures